Disposal of assets and other transactions (Details Narrative)	12 Months Ended
Dec. 31, 2025
Perenco Petroleo And Gas [Member]
IfrsStatementLineItems [Line Items]
Description transaction amount received	The transaction was closed with the payment of US$ 9 to Petrobras, in addition to US$ 1 paid to Petrobras in April 2024, at the signing of the transaction. A US$ 2 gain was recognized in other income and expenses